Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Disclosure of Detailed Information about Assets and Liabilities Held for Sale
Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2020	2019
Assets held for sale
Cash	$0	$2.0
Accounts receivable	0	3.9
Property, plant and equipment	0	77.0

	$0	$82.9

Liabilities related to assets held for sale
Accounts payable and accrued liabilities	$0	$6.0
Decommissioning liability	0	7.0

	$0	$13.0